Annual Total Returns - FidelityLowDurationBondFactorETF-PRO - FidelityLowDurationBondFactorETF-PRO - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Fidelity Low Duration Bond Factor ETF
Bar Chart Table:
Annual Return 2019	4.51%
Annual Return 2020	1.98%
Annual Return 2021	(0.04%)